Deferred income and contract liabilities	12 Months Ended
Dec. 31, 2024
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Deferred income and contract liabilities

Note 16. Deferred income and contract liabilities

Details of deferred income and contract liabilities

	As of December 31, 2023	As of December 31, 2024

	$ in thousands
Deferred revenues	110,325	112,161
Total deferred income and contract liabilities	110,325	112,161

As of December 31, 2024, the deferred revenues and contract liabilities include $112.2 million of deferred revenues related to the AZ JRCA, including upfront payments from the IIA and the SIA. Revenue recognized in the year ended December 31, 2024 that was included in the contract liability balance at the beginning of the year amounted to $11.7 million.

As of December 31, 2023, the deferred revenues and contract liabilities primarily included a $25.0 million upfront payment received in November 2023 under the AZ JRCA and $84.1 million reallocated from the IIA and the SIA.

The accounting treatment of the AZ JRCA, the IIA and the SIA is detailed in Note 2.6 to the consolidated financial statements "Accounting treatment of significant transactions affecting the period".